Comprehensive (Loss) Income - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Equity [Abstract]
Changes in accumulated other comprehensive loss, net of related taxes	$ 1	$ 4